ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
ACCRUED EXPENSES

21.	ACCRUED EXPENSES

(in thousands of $)	2014	2013
Voyage expenses	10,092	11,027
Ship operating expenses	4,689	5,614
Administrative expenses	1,493	1,297
Interest expense	2,556	12,429
Taxes	491	325
Contingent rental expense	3,009	2,615
Other	115	94
	22,445	33,401